Note Regulatory capital requirements - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 374	$ 427
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	2.50%
CET 1 minimum ratio required ratio		6.50%
Tier one risk based capital required for capital adequacy ratio		8.00%
Capital required for capital adequacy ratio	10.00%	10.00%
Leverage ratio required		5.00%